FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The notional amount and fair value of the hedged item recognized (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of financial assets investments and derivatives [Line Items]
Fair value		$ 329,258		$ 375,395
Derivative Hedged Item
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 79,550	260,696	$ 79,550	258,518
Fair value	$ 87,781	$ 287,670	$ 87,841	$ 285,463